Consolidated Balance Sheets (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 shares
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Dividend rate on convertible exchangeable preferred stock percentage	6.00%	6.00%	6.00%
Common stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	100,000,000
Common stock, shares issued	5,519,456	5,400,320	36,913
Common stock, shares outstanding	5,519,456	5,400,320	36,913
Net of allowances | $	$ 286,000	$ 447,000
Future NRG Sdn. Bhd. [Member]
Common stock, par value | (per share)		$ 0.22	$ 0.22
Common stock, shares authorized	28,000,000	28,000,000	28,000,000	28,000,000
Common stock, shares issued	28,000,000			28,000,000
Common stock, shares outstanding	28,000,000			28,000,000
Net of allowances | $		$ 312,455	$ 251,199
6% Convertible Exchangeable Preferred Stock [Member]
Dividend rate on convertible exchangeable preferred stock percentage			6.00%
Preferred stock, shares issued	135,273	135,273	135,273
Preferred stock, shares outstanding	135,273	135,273	135,273
Preferred stock, liquidation preference value | $	$ 1,717,967	$ 1,717,967	$ 4,006,512
Series A Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	264	264	264
Preferred stock, shares outstanding	264	264	264
Series B Preferred Stock [Member]
Preferred stock, par value | $ / shares		$ 0.001	$ 0.001
Preferred stock, shares issued		0	119,000
Preferred stock, shares outstanding		0	119,000